Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 04, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 04, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary) | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADR